Going Concern (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Going Concern [Line Items]
Accumulated deficit	$ (13,080,937)		$ (13,080,937)		$ (29,017,305)	$ (26,312,700)
Working capital deficit					555,239	1,059,811
Proceeds from exercise of warrants					250,000
Net loss from continuing operations	$ 16,271,756	$ (227,723)	15,936,368	$ (472,473)	(2,387,482)	(1,247,436)
Proceeds from sale of common stock			$ 2,863,750	$ 250,000	$ 750,000	$ 600,000